First Quarter Report
May 31, 2023 (Unaudited)
Columbia Convertible Securities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 2.3%
Issuer	Shares	Value ($)
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Ascent Resources, Class B(a),(b),(c),(d)	10,248,729	2,295,715
EQT Corp.	185,000	6,432,450
Pioneer Natural Resources Co.	55,200	11,009,088
Total		19,737,253
Total Energy		19,737,253
Information Technology 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Microchip Technology, Inc.	100,000	7,526,000
Total Information Technology		7,526,000
Real Estate 0.4%
Retail REITs 0.4%
Kite Realty Group Trust	315,000	6,123,600
Total Real Estate		6,123,600
Total Common Stocks (Cost $28,009,352)		33,386,853

Convertible Bonds(e) 85.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Axon Enterprise, Inc.(f)
12/15/2027	0.500%	9,232,000	9,841,312
Airlines 1.7%
American Airlines Group, Inc.
07/01/2025	6.500%	10,350,000	11,959,932
JetBlue Airways Corp.
04/01/2026	0.500%	15,680,000	12,199,831
Total			24,159,763
Automotive 1.2%
Lucid Group, Inc.(f)
12/15/2026	1.250%	14,360,000	6,950,240
Rivian Automotive, Inc.(f)
03/15/2029	4.625%	10,000,000	10,065,000
Total			17,015,240
Cable and Satellite 3.0%
Cable One, Inc.
03/15/2028	1.125%	14,000,000	10,423,000
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.
Subordinated
08/15/2026	3.375%	42,778,000	19,198,766
Liberty Media Corp-Liberty Formula One(f)
08/15/2027	2.250%	14,000,000	14,595,000
Total			44,216,766
Consumer Cyclical Services 2.6%
Lyft, Inc.
05/15/2025	1.500%	8,380,000	7,516,860
Match Group FinanceCo 3, Inc.(f)
01/15/2030	2.000%	17,348,000	14,345,061
Virgin Galactic Holdings, Inc.(f)
02/01/2027	2.500%	11,850,000	4,682,129
Zillow Group, Inc.
05/15/2025	2.750%	10,754,000	11,055,112
Total			37,599,162
Consumer Products 0.7%
Beauty Health Co. (The)(f)
10/01/2026	1.250%	12,850,000	9,926,625
Diversified Manufacturing 3.1%
Array Technologies, Inc.
12/01/2028	1.000%	6,040,000	6,788,960
Bloom Energy Corp.
08/15/2025	2.500%	8,000,000	8,800,000
Enphase Energy, Inc.(g)
03/01/2028	0.000%	12,069,000	11,600,994
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	12,988,000	10,585,220
John Bean Technologies Corp.
05/15/2026	0.250%	8,130,000	7,430,820
Total			45,205,994
Electric 3.4%
CenterPoint Energy, Inc.(h)
Subordinated
09/15/2029	3.369%	286,500	9,872,790
Duke Energy Corp.(f)
04/15/2026	4.125%	18,500,000	18,315,000
FirstEnergy Corp.(f)
05/01/2026	4.000%	11,000,000	10,961,500
Sunnova Energy International, Inc.(f)
02/15/2028	2.625%	12,820,000	10,184,208
Total			49,333,498
2	Columbia Convertible Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2023 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
Chefs’ Warehouse, Inc. (The)(f)
12/15/2028	2.375%	7,000,000	6,919,474
Post Holdings, Inc.(f)
08/15/2027	2.500%	10,900,000	11,038,430
Total			17,957,904
Gaming 0.6%
Wynn Macau, Ltd.(f)
03/07/2029	4.500%	9,000,000	9,222,812
Health Care 10.0%
Accolade, Inc.
04/01/2026	0.500%	9,000,000	7,245,000
CONMED Corp.(f)
06/15/2027	2.250%	13,067,000	13,824,886
Dexcom, Inc.(f)
05/15/2028	0.375%	45,000,000	44,662,500
Exact Sciences Corp.
03/01/2028	0.375%	25,980,000	24,956,388
Insulet Corp.
09/01/2026	0.375%	9,830,000	13,054,240
Integer Holdings Corp.(f)
02/15/2028	2.125%	9,300,000	10,536,900
LivaNova USA, Inc.
12/15/2025	3.000%	10,500,000	10,631,250
Natera, Inc.
05/01/2027	2.250%	7,373,000	10,395,930
Teladoc Health, Inc.
06/01/2027	1.250%	12,000,000	9,527,225
Total			144,834,319
Healthcare REIT 0.8%
Welltower OP LLC(f)
05/15/2028	2.750%	11,500,000	11,339,000
Independent Energy 0.8%
Chesapeake Energy Escrow
09/15/2026	0.000%	10,200,000	178,500
Northern Oil and Gas, Inc.(f)
04/15/2029	3.625%	11,000,000	11,425,009
Total			11,603,509
Leisure 4.7%
Carnival Corp.(f)
12/01/2027	5.750%	10,500,000	12,285,000
Live Nation Entertainment, Inc.(f)
01/15/2029	3.125%	14,890,000	15,537,715
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.
02/15/2027	2.500%	33,550,000	27,041,300
Royal Caribbean Cruises Ltd.(f)
08/15/2025	6.000%	7,140,000	12,755,610
Total			67,619,625
Lodging 0.8%
Marriott Vacations Worldwide Corp.(f)
12/15/2027	3.250%	11,680,000	11,084,320
Media and Entertainment 3.6%
Bilibili, Inc.
12/01/2026	0.500%	17,220,000	14,266,770
fuboTV, Inc.
02/15/2026	3.250%	18,000,000	8,993,450
Snap, Inc.
03/01/2028	0.125%	42,000,000	29,442,000
Total			52,702,220
Metals and Mining 2.4%
Ivanhoe Mines Ltd.(f)
04/15/2026	2.500%	5,775,000	6,797,491
Lithium Americas Corp.
01/15/2027	1.750%	16,780,000	13,021,280
MP Materials Corp.(f)
04/01/2026	0.250%	9,870,000	8,494,122
Peabody Energy Corp.
03/01/2028	3.250%	6,000,000	7,245,000
Total			35,557,893
Oil Field Services 0.5%
Nabors Industries, Inc.(f)
06/15/2029	1.750%	10,000,000	7,110,695
Other Financial Institutions 0.6%
Encore Capital Group, Inc.(f)
03/15/2029	4.000%	9,500,000	8,727,765
Other Industry 0.5%
KBR, Inc.
11/01/2023	2.500%	3,040,000	7,061,920
Pharmaceuticals 10.2%
Alnylam Pharmaceuticals, Inc.(f)
09/15/2027	1.000%	11,380,000	10,811,000
Apellis Pharmaceuticals, Inc.
09/15/2026	3.500%	2,200,000	4,962,100
BridgeBio Pharma, Inc.
02/01/2029	2.250%	22,700,000	13,719,880

Columbia Convertible Securities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2023 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canopy Growth Corp.(f)
07/15/2023	4.250%	CAD	13,000,000	9,136,611
Clovis Oncology, Inc.(i)
05/01/2025	0.000%		21,000,000	2,467,500
Collegium Pharmaceutical, Inc.(f)
02/15/2029	2.875%		8,000,000	6,930,400
Cytokinetics, Inc.(f)
07/01/2027	3.500%		11,000,000	11,048,125
Esperion Therapeutics, Inc.
11/15/2025	4.000%		13,900,000	5,699,000
Halozyme Therapeutics, Inc.
03/01/2027	0.250%		16,390,000	13,379,157
Insmed, Inc.
06/01/2028	0.750%		19,030,000	15,271,575
Ionis Pharmaceuticals, Inc.(g)
04/01/2026	0.000%		15,740,000	14,854,625
Jazz Investments I Ltd.
06/15/2026	2.000%		10,100,000	10,415,625
Mirum Pharmaceuticals, Inc.(f)
05/01/2029	4.000%		7,000,000	7,920,500
PTC Therapeutics, Inc.
09/15/2026	1.500%		10,000,000	10,395,000
Sarepta Therapeutics, Inc.(f)
09/15/2027	1.250%		8,870,000	10,156,150
Total				147,167,248
Retailers 4.3%
Burlington Stores, Inc.
04/15/2025	2.250%		10,000,000	10,012,500
Etsy, Inc.
06/15/2028	0.250%		28,130,000	21,280,345
Farfetch Ltd.
05/01/2027	3.750%		10,380,000	7,940,700
Wayfair, Inc.
08/15/2026	1.000%		33,745,000	23,473,022
Total				62,706,567
Technology 27.3%
2U, Inc.
05/01/2025	2.250%		16,750,000	11,060,361
Akamai Technologies, Inc.
09/01/2027	0.375%		11,725,000	11,579,694
Bandwidth, Inc.
03/01/2026	0.250%		10,000,000	7,725,000
Bentley Systems, Inc.
07/01/2027	0.375%		17,000,000	14,892,835
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BigCommerce Holdings, Inc.
10/01/2026	0.250%	16,780,000	12,903,820
Bill.com Holdings, Inc.(g)
04/01/2027	0.000%	28,000,000	22,627,500
Datadog, Inc.
06/15/2025	0.125%	13,523,000	16,450,729
Dropbox, Inc.(g)
03/01/2028	0.000%	16,500,000	14,808,750
Envestnet, Inc.
Subordinated
08/15/2025	0.750%	12,000,000	10,792,500
Everbridge, Inc.
12/15/2024	0.125%	10,850,000	9,737,875
IMAX Corp.
04/01/2026	0.500%	9,000,000	8,306,297
indie Semiconductor, Inc.(f)
11/15/2027	4.500%	7,420,000	9,968,770
Infinera Corp.(f)
08/01/2028	3.750%	9,030,000	9,202,105
Lumentum Holdings, Inc.
06/15/2028	0.500%	29,137,000	22,380,130
MACOM Technology Solutions Holdings, Inc.
03/15/2026	0.250%	15,881,000	15,420,451
Marathon Digital Holdings, Inc.
12/01/2026	1.000%	17,780,000	8,377,694
Model N, Inc.(f)
03/15/2028	1.875%	11,000,000	10,960,858
MongoDB, Inc.
01/15/2026	0.250%	7,870,000	11,836,480
Nutanix, Inc.
10/01/2027	0.250%	13,000,000	11,310,000
Okta, Inc.
06/15/2026	0.375%	21,000,000	18,259,500
ON Semiconductor Corp.(f)
03/01/2029	0.500%	31,000,000	32,590,300
Palo Alto Networks, Inc.
06/01/2025	0.375%	15,347,000	33,019,070
Shift4 Payments, Inc.
08/01/2027	0.500%	14,230,000	12,273,375
SMART Global Holdings, Inc.
02/01/2029	2.000%	11,980,000	14,735,400
Tyler Technologies, Inc.
03/15/2026	0.250%	10,500,000	10,668,000
Veeco Instruments, Inc.(f)
06/01/2029	2.875%	8,000,000	8,616,000

4	Columbia Convertible Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2023 (Unaudited)
Convertible Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wolfspeed, Inc.(f)
12/01/2029	1.875%	16,083,000	11,740,590
Zscaler, Inc.
07/01/2025	0.125%	11,570,000	12,987,325
Total			395,231,409
Transportation Services 0.7%
CryoPort, Inc.(f)
12/01/2026	0.750%	13,850,000	10,941,500
Total Convertible Bonds (Cost $1,375,099,093)			1,238,167,066

Convertible Preferred Stocks 9.7%
Issuer		Shares	Value ($)
Financials 2.7%
Banks 1.9%
Bank of America Corp.(j)	7.250%	18,648	21,631,680
New York Community Capital Trust V	6.000%	153,225	6,198,028
Total			27,829,708
Capital Markets 0.8%
KKR & Co., Inc.	6.000%	180,000	11,001,600
Total Financials			38,831,308
Health Care 0.7%
Health Care Equipment & Supplies 0.7%
Becton Dickinson & Co.	6.000%	200,000	9,633,654
Total Health Care			9,633,654
Industrials 1.4%
Machinery 0.8%
Chart Industries, Inc., ADR	6.750%	255,300	12,126,750
Professional Services 0.6%
Clarivate PLC	5.250%	249,550	8,690,675
Total Industrials			20,817,425
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Information Technology 0.3%
Electronic Equipment, Instruments & Components 0.3%
Coherent Corp.	6.000%	30,000	4,950,354
Total Information Technology			4,950,354
Utilities 4.6%
Electric Utilities 2.9%
American Electric Power Co., Inc.	6.125%	200,000	9,713,321
NextEra Energy, Inc.	6.926%	700,000	31,766,000
Total			41,479,321
Gas Utilities 0.4%
UGI Corp.	7.250%	95,000	6,318,450
Multi-Utilities 1.3%
NiSource, Inc.	7.750%	180,000	18,167,400
Total Utilities			65,965,171
Total Convertible Preferred Stocks (Cost $156,758,657)			140,197,912

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(k),(l)	8,722,884	8,718,523
Total Money Market Funds (Cost $8,718,411)		8,718,523
Total Investments in Securities (Cost: $1,568,585,513)		1,420,470,354
Other Assets & Liabilities, Net		28,729,948
Net Assets		1,449,200,302

Columbia Convertible Securities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $2,295,715, which represents 0.16% of total net assets.
(b)	Non-income producing investment.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $2,295,715, which represents 0.16% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $461,650,713, which represents 31.86% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(i)	Represents a security in default.
(j)	Perpetual security with no specified maturity date.
(k)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	6,891,405	230,952,969	(229,125,946)	95	8,718,523	3,301	255,217	8,722,884
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Convertible Securities Fund | First Quarter Report 2023

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1QT134_02_N01_(07/23)